FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21399

THE AEGIS FUNDS

Address: 1100 NORTH GLEBE ROAD, SUITE 1040, ARLINGTON,
VIRGINIA 22201

Name and address of agent for service:
Aegis Financial Corporation, 1100 N. Glebe Rd., Suite 1040,
Arlington, VA 22201

Registrant's telephone number: (703) 528-7788

Date of fiscal year end: December 31, 2005

Date of reporting period: July 1, 2004 - June 30, 2005

This Form N-PX is filed by The Aegis Funds (the "Trust") on behalf of its sole investment series the Aegis High Yield Fund (the "Fund").

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By: /s/ William S. Berno
        President
        The Aegis Funds

Date: August 22, 2005

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TRICO MARINE SERVICES, INC.
Meeting Date: 06/15/2005 for holders as of 04/29/2005
CUSIP: 896106-200
Exchange Ticker Symbol: TRMA.OB

DIRECTORS:
Registrant voted: For all nominees.
For   RICHARD A. BACHMANN
For   KENNETH M. BURKE
(Proposed by issuer)
(Voted for management)


Proposal(s):
02 . RATIFICATION OF THE RETENTION OF PRICEWATERHOUSECOOPERS LLP,
CERTIFIED PUBLIC ACCOUNTANTS, AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005
(Proposed by issuer)

 	Registrant voted: For This Proposal.
	(Voted for management)